Financial Instruments - Trade Receivables - Movement in the bad debt provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in the bad debt provision
Opening balance	€ 19,706	€ 17,987	€ 13,210
Net charges for the year	6,443	8,003	6,411
Net cancellations for the year	(5,650)	(4,732)	(2,217)
Translation differences	32	(1,552)	583
Closing balance	€ 20,531	€ 19,706	€ 17,987